PAYROLL AND SOCIAL SECURITY TAXES PAYABLE	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
PAYROLL AND SOCIAL SECURITY TAXES PAYABLE	PAYROLL AND SOCIAL SECURITY TAXES PAYABLE

	As of December 31,
	2022	2021
Current
Salaries	15,592	12,815
Social security tax	37,716	25,412
Provision for vacation, bonus and others	148,874	146,000
Directors fees	187	214
Cash-settled scheme	1,343	—
Other	107	23
TOTAL	203,819	184,464

	As of December 31,
	2022	2021
Non current
Provision for vacation, bonus and others	2,776	—
Cash-settled scheme	1,540	—
TOTAL	4,316	—